Recent accounting pronouncements	6 Months Ended
Jun. 30, 2020
Accounting Changes and Error Corrections [Abstract]
Recent accounting pronouncements	Recent accounting pronouncements
Recently adopted accounting standards

We adopted the following accounting standard updates ("ASUs") since the reporting date of our Form 20-F report which covered the period to December 31, 2019.

ASU 2016-13 - Financial Instruments - Measurement of Credit Losses on Financial Instruments (Also 2019-04, 2019-05, 2019-10 & 2019-11)

Effective January 1, 2020, we adopted ASU 2016-13, Financial Instruments - Credit Losses (Topic 326). The accounting standard update requires us to establish allowances for estimated future credit losses on all trade and loan receivables, based on a broad range of supportable information and evidence to inform our estimates. Refer to Note 3 - Current Expected Credit Losses. This is different to the previous guidance, which applied an "incurred loss" model and only required us to record allowances for credit losses where it was probable that a receivable would not be recovered in full.

On adoption of the guidance, we recorded an allowance of $143 million, primarily related to subordinated loan receivables due from certain affiliated entities (see note 26 for details). Our third party customers are mostly international or national oil companies with high credit standing and we have historically had a very low incidence of bad debt expense from these customers. Therefore, the adoption of the new guidance has not had a material impact on receivables due from third party customers.

We have recorded the offsetting entry for the initial reserve as a direct adjustment to retained earnings. The new guidance requires us to reassess the allowance each reporting period and record any adjustment to the reserve as a credit loss expense in the Consolidated Statement of Operations. The expense is allocated between operating and financial items on the statement of operations based on the nature of the assessed balance. Receivable balances are presented net of the allowance on the Consolidated Balance Sheet.
Other ASUs

We additionally adopted the following accounting standard updates in the year which did not have any material impact on our Consolidated Financial Statements and related disclosures:

ASU 2018-13 Fair Value Measurement - Changes to the Disclosure Requirements for Fair Value Measurement

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The update is intended to improve the effectiveness of disclosures in the notes to financial statements by facilitating clear communication of the US GAAP information requirements that are most important to users of an entity's financial statements. The guidance is effective for annual and interim periods beginning after December 15, 2019.

ASU 2018-15 Intangibles

In August 2018, the FASB issued ASU 2018-15, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (a consensus of the FASB Emerging Issues Task Force). The update is intended to provide additional guidance on the accounting for costs of implementation activities performed in a cloud computing arrangement that is a service contract. The guidance is effective for annual and interim periods beginning after December 15, 2019.

ASU 2018-17 Consolidation: Targeted Improvements to Related Party Guidance for Variable Interest Entities

In October 2018, the FASB issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities. The update is intended to improve general purpose financial reporting by considering indirect interests held through related parties in common control arrangements on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests. The guidance is effective for annual and interim periods beginning after December 15, 2019.

Recently issued accounting standards

The FASB issued the following ASUs that we have not yet adopted but which could affect our Consolidated Financial Statements and related disclosures in future periods:

ASU 2018-14 Compensation - Changes to the Disclosure Requirements for Defined Benefit Plans

In August 2018, the FASB issued ASU 2018-14, Compensation-Retirement Benefits-Defined Benefit Plans-General (Subtopic 715-20): Disclosure Framework-Changes to the Disclosure Requirements for Defined Benefit Plans. The update is intended to improve the effectiveness of disclosures in the notes to financial statements by facilitating clear communication of the US GAAP information requirements that are most important to users of an entity's financial statements. The guidance will be effective for annual and interim periods beginning after December 15, 2020, with early adoption permitted. We are in the process of evaluating the impact of this standard update on our Consolidated Financial Statements and related disclosures.

ASU 2020-04 Reference Rate Reform

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848). This update is intended to provide relief to to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The optional amendments are effective for all entities as of March 12, 2020, through December 31, 2022. We are in the process of evaluating the impact of this standard update on our Consolidated Financial Statements and related disclosures.